Loans - Loan Delinquency and Non-Accrual Loans (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 28,638,811.1	$ 335,231.3	₨ 26,793,047.4
Current loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable period past due	30 days	30 days	30 days
Agricultural Loan | Not Impaired or Less Than 366 days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 44,400.0		₨ 35.4